Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Dec. 14, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
C000029018
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 16,683	$ 15,258	$ 13,239	$ 12,916		$ 15,488	$ 12,755	$ 12,544	$ 11,815	$ 11,581	$ 10,530	$ 10,000
C000029015
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 15,581	14,286	12,427	12,153		14,615	12,063	11,891	11,230	11,033	10,065	9,574
C000029017
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 15,087	13,940	12,212	12,040		14,593	12,128	12,047	11,468	11,353	10,431	10,000
C000029021
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,764	15,342	12,860	12,892		15,467	12,735	12,530	11,800	11,573	10,529	10,000
C000029007
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,369	14,199	12,422	11,520		14,014	12,100	11,860	11,316	11,052	10,412	10,000
C000029004
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 13,409	13,295	11,656	10,833		13,218	11,440	11,241	10,761	10,535	9,945	9,575
C000029006
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 12,984	12,952	11,454	10,719		13,189	11,505	11,394	10,984	10,836	10,309	10,000
C000029010
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,351	14,184	12,403	11,492		13,986	12,077	11,838	11,304	11,045	10,411	10,000
C000232929
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,439	10,323	9,025	8,373	$ 10,000
C000029036
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 26,918	23,416	18,683	16,639		19,778	15,197	13,475	13,671	12,162	10,550	10,000
C000029033
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 25,143	21,916	17,531	15,653		18,652	14,367	12,778	12,994	11,588	10,079	9,577
C000029035
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 24,326	21,374	17,223	15,500		18,615	14,447	12,942	13,262	11,915	10,444	10,000
C000029029
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 27,024	23,422	18,628	16,557		19,680	15,055	13,313	13,514	12,019	10,482	10,000
C000029026
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 25,221	21,925	17,475	15,573		18,560	14,233	12,613	12,841	11,444	10,008	9,575
C000029028
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 24,424	21,392	17,185	15,433		18,527	14,318	12,786	13,109	11,777	10,381	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 28,656	24,748	20,048	17,594		20,916	16,260	13,954	13,993	12,560	10,724	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 28,656	24,748	20,048	17,594		20,916	16,260	13,954	13,993	12,560	10,724	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 28,656	24,748	20,048	17,594		20,916	16,260	13,954	13,993	12,560	10,724	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 28,656	24,748	20,048	17,594		20,916	16,260	13,954	13,993	12,560	10,724	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,076	33,721	26,524	22,876		25,770	19,647	16,112	15,655	13,082	11,255	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,076	33,721	26,524	22,876		25,770	19,647	16,112	15,655	13,082	11,255	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,076	33,721	26,524	22,876		25,770	19,647	16,112	15,655	13,082	11,255	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,076	33,721	26,524	22,876		25,770	19,647	16,112	15,655	13,082	11,255	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,739	12,720	10,005	8,629	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 28,656	24,748	20,048	17,594		20,916	16,260	13,954	13,993	12,560	10,724	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 28,656	24,748	20,048	17,594		20,916	16,260	13,954	13,993	12,560	10,724	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 28,656	24,748	20,048	17,594		20,916	16,260	13,954	13,993	12,560	10,724	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 28,656	24,748	20,048	17,594		20,916	16,260	13,954	13,993	12,560	10,724	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 28,656	24,748	20,048	17,594		20,916	16,260	13,954	13,993	12,560	10,724	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 28,656	24,748	20,048	17,594		20,916	16,260	13,954	13,993	12,560	10,724	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,561	12,137	11,292	11,230		12,477	12,384	11,991	10,828	10,748	10,719	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,561	12,137	11,292	11,230		12,477	12,384	11,991	10,828	10,748	10,719	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,561	12,137	11,292	11,230		12,477	12,384	11,991	10,828	10,748	10,719	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,561	12,137	11,292	11,230		12,477	12,384	11,991	10,828	10,748	10,719	10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 25,104	22,671	19,067	17,463		19,704	16,711	14,341	13,439	12,113	11,044	10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 25,104	22,671	19,067	17,463		19,704	16,711	14,341	13,439	12,113	11,044	10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 25,104	22,671	19,067	17,463		19,704	16,711	14,341	13,439	12,113	11,044	10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 25,104	22,671	19,067	17,463		$ 19,704	$ 16,711	$ 14,341	$ 13,439	$ 12,113	$ 11,044	$ 10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 12,554	$ 11,337	$ 9,535	$ 8,733	$ 10,000